INCOME TAXES (Narrative) (Details) (USD $)	1 Months Ended			78 Months Ended	84 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Federal net operating loss carryforward	$ 26,460,101	$ 23,792,649	$ 18,492,524	$ 0	$ 0